Foreign Activities (Consolidated Income Statement and Total Assets Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Total revenue	[1]	¥ 8,510,700	¥ 4,276,900	¥ 2,113,700
Total expenses	[2]	6,887,600	4,207,700	2,356,200
Income (loss) before income tax expense (benefit)		1,623,100	69,200	(242,500)
Net income (loss)	[3]	1,197,992	34,028	(101,471)
Total assets		272,173,152	248,780,722	231,550,700
Japan
Segment Reporting Information [Line Items]
Total revenue	[1]	2,827,100	1,104,700	991,100
Total expenses	[2]	2,171,800	1,784,100	1,713,800
Income (loss) before income tax expense (benefit)		655,300	(679,400)	(722,700)
Net income (loss)		449,000	(554,700)	(509,000)
Total assets		170,063,800	161,348,700	155,111,200
United States of America
Segment Reporting Information [Line Items]
Total revenue	[1]	3,584,400	1,841,500	562,900
Total expenses	[2]	2,978,700	1,455,400	265,000
Income (loss) before income tax expense (benefit)		605,600	386,100	297,900
Net income (loss)		491,100	297,200	275,200
Total assets		57,036,000	45,516,400	36,765,700
Others
Segment Reporting Information [Line Items]
Total revenue	[1]	198,500	93,100	41,700
Total expenses	[2]	191,600	84,700	19,000
Income (loss) before income tax expense (benefit)		6,800	8,400	22,700
Net income (loss)		(1,600)	1,800	18,300
Total assets		4,483,000	3,579,600	3,667,900
Europe
Segment Reporting Information [Line Items]
Total revenue	[1]	803,700	445,900	184,800
Total expenses	[2]	817,100	413,000	189,200
Income (loss) before income tax expense (benefit)		(13,300)	32,900	(4,400)
Net income (loss)		(50,000)	19,900	(16,300)
Total assets		19,142,100	16,634,700	15,795,900
Asia/Oceania excluding Japan, and others
Segment Reporting Information [Line Items]
Total revenue	[1]	1,097,100	791,700	333,200
Total expenses	[2]	728,400	470,500	169,200
Income (loss) before income tax expense (benefit)		368,600	321,200	164,000
Net income (loss)		309,500	269,800	130,300
Total assets		¥ 21,448,200	¥ 21,701,300	¥ 20,210,000

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	Total expenses are comprised of Interest expense, Provision (credit) for credit losses and Noninterest expenses.
[3]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 16 “Accumulated other comprehensive income (loss), net of tax.”